UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-08062

Nicholas Equity Income Fund, Inc.
(Exact name of registrant as specified in charter)

700 North Water Street, Milwaukee, Wisconsin 53202
(Address of principal executive offices) (Zip code)

Jeffrey T. May, Senior Vice President, Secretary and Treasurer
700 North Water Street
Milwaukee, Wisconsin 53202
(Name and address of agent for service)

Registrant's telephone number, including area code: 414-272-4650

Date of fiscal year end: 03/31/2007 Date of reporting period: 12/31/2006

Item 1. Schedule of Investments.

	Nicholas Equity Income Fund, Inc.
	Schedule of Investments (unaudited)
	December 31, 2006

		VALUE
		-----------
COMMON STOCKS - 93.34%
	Consumer Discretionary -
	Auto & Components - 2.42%
10,000	Johnson Controls, Inc.	$ 859,200
		-----------

	Consumer Discretionary -
	Consumer Durables & Apparel - 6.66%
8,000	Fortune Brands, Inc.	683,120
10,000	V.F. Corporation	820,800
34,600	Weyco Group, Inc.	859,810
		-----------
		2,363,730
		-----------
	Consumer Discretionary -
	Consumer Services - 3.33%
90,000	ServiceMaster Company (The)	1,179,900
		-----------
	Consumer Staples -
	Food & Staple Retail - 5.31%
24,000	SUPERVALU INC.	858,000
12,000	Village Super Market, Inc.	1,025,880
		-----------
		1,883,880
		-----------
	Consumer Staples -
	Food, Beverage & Tobacco - 8.02%
10,000	Altria Group, Inc.	858,200
20,000	Anheuser-Busch Companies, Inc.	984,000
8,176	J.M. Smucker Company (The)	396,291
25,300	Rocky Mountain Chocolate Factory, Inc.	371,910
4,000	UST Inc.	232,800
		-----------
		2,843,201
		-----------
	Energy - 17.39%
15,000	Chevron Corporation	1,102,950
51,000	Crosstex Energy, Inc.	1,616,190
45,400	Hiland Holdings GP, LP	1,312,060
30,000	Kayne Anderson Energy Total Re turn Fund, Inc.	778,500
40,000	Kayne Anderson MLP Investment Company	1,319,200
1,400	Teekay Offshore Partners L.P.	36,904
		-----------
		6,165,804
		-----------
	Financials - Banks - 4.80%
20,000	Associated Banc-Corp	697,600
30,000	CharterMac	644,100
10,000	U.S. Bancorp	361,900
		-----------
		1,703,600
		-----------
	Financials - Insurance - 6.02%
5,000	American National Insurance Company	570,550
11,676	Lincoln National Corporation	775,286
15,000	Mercury General Corporation	790,950
		-----------
		2,136,786
		-----------
	Financials - Real Estate - 6.09%
10,000	Health Care Property Investors , Inc.	368,200
38,100	National Health Realty, Inc.	914,400
22,000	Plum Creek Timber Company, Inc.	876,700
		-----------
		2,159,300
		-----------
	Health Care -
	Pharmaceuticals & Biotechnology - 4.42%
10,000	Johnson & Johnson	660,200
35,000	Pfizer Inc.	906,500
		-----------
		1,566,700
		-----------
	Industrials - Capital Goods - 10.89%
12,000	3M Company	935,160
30,000	Briggs & Stratton Corporation	808,500

16,000	CLARCOR Inc.	540,960
8,000	Illinois Tool Works Inc.	369,520
14,000	Pentair, Inc.	439,600
11,000	W.W. Grainger, Inc.	769,340
		-----------
		3,863,080
		-----------
	Materials - 7.93%
6,000	AptarGroup, Inc.	354,240
25,000	Bemis Company, Inc.	849,500
36,000	RPM International, Inc.	752,040
27,000	STEPAN COMPANY	855,090
		-----------
		2,810,870
		-----------
	Telecommunication Services - 3.54%
15,000	AT&T Inc.	536,250
50,000	Citizens Communications Company	718,500
		-----------
		1,254,750
		-----------
	Utilities - 6.52%
30,000	Duke Energy Corporation	996,300
45,000	TECO Energy, Inc.	775,350
10,000	WPS Resources Corporation	540,300
		-----------
		2,311,950
		-----------
TOTAL Common Stocks	(COST: $ 24,462,459)	33,102,751
		-----------

SHORT-TERM INVESTMENTS - 6.63%
	Commercial Paper - 5.58%
359,000	CVS Corporation 01/03/07, 5.38%	358,946
100,000	Kraft Foods Inc. 01/04/07, 5.35%	99,970
335,000	ConocoPhillips 01/05/07, 5.42%	334,849
350,000	Fiserv, Inc. 01/09/07, 5.32%	349,638
350,000	AT&T Inc. 01/11/07, 5.32%	349,535
486,000	General Mills, Inc. 01/25/07, 5.31%	484,351
		-----------
		1,977,289
		-----------
	Variable Rate Security - 1.05%
373,322	Wisconsin Corporate
	Central Credit Union 01/02/07, 5.02%	373,322
		-----------
TOTAL Short-term Investments	(COST: $ 2,350,611)	2,350,611
		-----------

TOTAL SECURITY HOLDINGS - 99.97%		35,453,362

OTHER ASSETS, NET OF LIABILITIES - 0.03%		12,288
		-----------
TOTAL NET ASSETS		$35,465,650
		-----------
		-----------

% OF NET ASSETS
* NON-INCOME PRODUCING

As of December 31, 2006, investment cost for federal tax purposes was $26,813,070 and the tax basis components of unrealized appreciation/depreciation were as follows:

Unrealized appreciation	$8,695,943
Unrealized depreciation	(55,651)
----------------
Net unrealized appreciation	$8,640,292
----------------
----------------

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent Semiannual or Annual Report to Shareholders.

Item 2. Controls and Procedures.

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Fund's internal controls or in other factors that could significantly affect the Fund's internal controls during the last fiscal quarter.

Item 3. Exhibits.

Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2(a) under the Act, attached hereto as part of EX-99.CERT.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Nicholas Equity Income Fund, Inc. By: /s/ Albert O. Nicholas Name: Albert O. Nicholas Title: Principal Executive Officer

Date: 02/27/2007

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Albert O. Nicholas Name: Albert O. Nicholas Title: Principal Executive Officer Date: 02/27/2007 By: /s/ Jeffrey T. May Name: Jeffrey T. May Title: Principal Financial Officer Date: 02/27/2007